Note 28 - Provisions - Reconciliation of Site Restoration Provision (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance January 1	$ 3,346	$ 3,309
Unwinding of discount	2	20
Change in estimate - adjustment capitalised in Property, plant and equipment	219	17
Balance December 31	$ 3,567	$ 3,346